INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of analysis of Inventories

	2023	2022

Trade goods	4,056,124	3,002,852
Less: Provision for impairment	(91,137)	(56,305)

	3,964,987	2,946,547

Schedule of movements in provision for impairment of trade goods

	2023	2022

1 January	56,305	73,721
Utilized	(56,305)	(73,721)
Charge for the year	91,137	56,305

31 December	91,137	56,305